Deposits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	¥ 561,449	¥ 588,550